CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	59,973,409	58,149,325
Common stock, shares outstanding (in shares)	56,305,462	57,254,189
Treasury stock (in shares)	3,667,947